VANECK MORNINGSTAR GLOBAL WIDE MOAT ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (unaudited)
1
Number
of Shares Value
COMMON STOCKS : 99.9%
Australia : 5.9%
ANZ Group Holdings Ltd. 7,602 $ 142,985
ASX Ltd. † 6,787 271,111
Brambles Ltd. 14,885 143,801
Westpac Banking Corp. 16,277 295,061
852,958
Belgium : 1.9%
Anheuser-Busch InBev SA 4,713 273,821
Underline
Brazil : 0.8%
Ambev SA * 58,200 119,555
Underline
Canada : 1.9%
Toronto-Dominion Bank 5,024 276,102
Underline
China : 3.9%
Alibaba Group Holding Ltd.
(HKD) 15,300 137,926
Inner Mongolia Yili Industrial
Group Co. Ltd. 75,500 266,861
Tencent Holdings Ltd. (HKD) 3,100 147,096
551,883
France : 4.7%
Airbus SE 1,730 237,614
Safran SA 664 140,048
Sanofi SA 3,033 292,731
670,393
Germany : 1.9%
GEA Group AG 3,487 145,075
Rheinmetall AG 261 133,109
278,184
Japan : 4.8%
Daifuku Co. Ltd. 6,200 116,470
Kao Corp. † 7,200 291,560
Kubota Corp. 19,700 276,895
684,925
Netherlands : 0.7%
Adyen NV 144A * 87 103,405
Underline
Poland : 1.0%
Allegro.eu SA 144A * 15,447 144,567
Underline
Singapore : 2.0%
Singapore Exchange Ltd. 41,300 288,161
Underline
Sweden : 3.7%
Assa Abloy AB 9,594 271,933
Elekta AB 41,409 258,395
530,328
Switzerland : 5.0%
Cie Financiere Richemont SA 872 136,256
DSM-Firmenich AG (EUR) 1,361 153,370
Julius Baer Group Ltd. 2,472 138,241
Nestle SA 1,372 140,023
Roche Holding AG 538 149,033
716,923
Taiwan : 2.3%
Taiwan Semiconductor
Manufacturing Co. Ltd. 11,000 325,904
Underline
United Kingdom : 12.1%
AstraZeneca Plc 1,113 173,219
Number
of Shares Value
United Kingdom (continued)
British American Tobacco Plc 4,754 $ 146,041
Experian Plc 2,995 139,138
GSK Plc 13,888 267,125
Imperial Brands Plc 12,419 317,787
London Stock Exchange
Group Plc 2,424 287,434
Melrose Industries Plc 17,899 124,656
Reckitt Benckiser Group Plc 2,266 122,589
Unilever Plc 2,923 160,436
1,738,425
United States : 47.3%
Adobe, Inc. * 316 175,551
Agilent Technologies, Inc. 993 128,723
Allegion plc 2,326 274,817
Alphabet, Inc. 1,106 201,458
Altria Group, Inc. 3,572 162,705
Autodesk, Inc. * 652 161,337
Berkshire Hathaway, Inc. * 356 144,821
BlackRock, Inc. 173 136,206
Comcast Corp. 7,359 288,178
Constellation Brands, Inc. 1,161 298,702
Corteva, Inc. 2,798 150,924
Emerson Electric Co. 2,662 293,246
Equifax, Inc. 1,120 271,555
Fortinet, Inc. * 2,022 121,866
Gilead Sciences, Inc. 2,032 139,416
Huntington Ingalls
Industries, Inc. 597 147,059
Intercontinental Exchange,
Inc. 1,068 146,199
International Flavors &
Fragrances, Inc. 1,502 143,005
Masco Corp. 3,973 264,880
Medtronic Plc 1,705 134,201
Microchip Technology, Inc. 1,649 150,883
Northrop Grumman Corp. 340 148,223
Philip Morris International,
Inc. 1,625 164,661
Rockwell Automation, Inc. 554 152,505
Roper Technologies, Inc. 270 152,188
RTX Corp. 1,624 163,033
Starbucks Corp. 1,607 125,105
Teradyne, Inc. 1,330 197,226
The Bank of New York
Mellon Corp. 5,110 306,038
TransUnion 3,680 272,909
Tyler Technologies, Inc. * 655 329,321
US Bancorp 3,700 146,890
Veeva Systems, Inc. * 1,418 259,508
Walt Disney Co. 1,442 143,176
Workday, Inc. * 689 154,033
Number
of Shares Value
United States (continued)
Zimmer Biomet Holdings,
Inc. 1,182 $ 128,282
6,778,830

VANECK MORNINGSTAR GLOBAL WIDE MOAT ETF
SCHEDULE OF INVESTMENTS
(continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
United States (continued)
Total Common Stocks
(Cost: $13,202,305) $ 14,334,364
Number
of Shares Value
United States (continued)
Total Investments: 99.9%
(Cost: $13,202,305) $ 14,334,364
Other assets less liabilities: 0.1% 12,552
NET ASSETS: 100.0% $ 14,346,916
Definitions:
EUR Euro
HKD Hong Kong Dollar
† Security fully or partially on loan. Total market value of securities on loan is $377,923.
* Non-income producing
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $247,972, or 1.7% of net assets.